STATEMENT OF CASH FLOWS - Schedule of consolidated statement of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Statement Information [Abstract]
Net cash flows from (used in) operating activities	$ 518	$ 6,256	$ (47,569)
Net cash flows from (used in) investment activities	20	819	3,661
Effects of variation in the exchange rate on cash and cash equivalents	(538)	(7,075)	43,908
Net increase (decrease) in cash and cash equivalents	$ 0	$ 0	$ 0